Investments in Joint Agreements - Information of Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint operations [line items]
Non-current assets	$ 20,601	$ 20,769	$ 18,747
Current assets	4,434	5,143	4,543
Total assets	25,035	25,912	23,290
Non-current liabilities	11,064	10,577	11,215
Current liabilities	4,920	4,783	3,811
Total liabilities	15,984	15,360	15,026
Exploration expenses	61	65	30
Joint agreements [member]
Disclosure of joint operations [line items]
Non-current assets	5,246	4,221	3,497
Current assets	115	157	113
Total assets	5,361	4,378	3,610
Non-current liabilities	313	294	270
Current liabilities	483	514	356
Total liabilities	796	808	626
Production cost	2,017	1,435	1,412
Exploration expenses	$ 10	$ 2	$ 1